CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.8	$ 0.8
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	22,512,360	1,362,583
Common stock, shares outstanding	22,512,360	1,362,583
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.8	$ 0.8
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	400,000	0
Common stock, shares outstanding	400,000	0